SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

On July 16, 2026, the Company completed a 1-for-500 reverse stock split of our issued and outstanding common stock. The reverse stock split did not reduce the number of authorized shares of common stock and did not apply to our outstanding preferred stock. The financial statements have been retroactively restated to show the effect of the stock split.

On July 17, 2026, the Company entered into separate Executive Employment Agreements with Ricardo Enrique Silva Canelon and Andrew Gaudet. Under the agreements, we issued 36,000,000 restricted shares of common stock (Post split) to Mr. Canelon and 12,000,000 restricted shares of common stock (Post split) to Mr. Gaudet as compensation for services expected to be performed during the 12-month period ending July 16, 2027.

On July 24, 2026, the Company and Francisco Antonio Sbert Mousko amended the February 5, 2026 Asset Purchase Agreement. The amendment excluded all physical assets identified on Schedule A, reduced the consideration from 1,000,000 to 700,000 shares of Series A Preferred Stock, and limited the acquired assets to the technology and intellectual-property assets identified on Schedule B and the operational-use real-property interests identified on Schedule C. The transaction closed on July 24, 2026, and the Company issued 700,000 restricted shares of Series A Preferred Stock to the seller.

The Company has evaluated subsequent events in accordance with ASC 855 through August 7, 2026, the date these financial statements were available to be issued, and has determined that the material subsequent events requiring disclosure are those described in this Note 8.

NOTE 9 – SUBSEQUENT EVENTS

On February 5, 2026, the Company entered into an Asset Purchase agreement whereby the Company acquired various physical and intangible assets for 1,000,000 shares of Series A Preferred Stock.

On February 10, 2026, the Company filed Certificate of Change to its Articles of Incorporation, as amended, with the Secretary of Nevada to change the Company’s corporate name to Ecominas Corp. In addition to the name change the Company also underwent a change in control through a private transaction. As part of the change of Tejas Bansilal Parikh resigned from the positions of President, Chief Executive Officer, Treasurer, Chief Financial Officer, and Secretary of the Company and the Company appointed Mr. Silva Canelon to these positions.

In accordance with ASC 855 the Company’s management reviewed all material events through April  9, 2026, and noted no material subsequent events.